Securities - Pledged assets (Details) - USD ($) $ in Billions	Dec. 31, 2017	Dec. 31, 2016
Securities [Abstract]
Pledged assets	$ 111	$ 102
Pledged collateral for potential borrowings at the Federal Reserve Discount Window	92	84
Pledged Asset, Other, Not Separately Reported on Statement of Financial Position, Potential Borrowings at the Federal Home Loan Bank	5
Pledged securities	96	87
Pledged loans	13	8
Pledged trading assets	2	3
Financial Instruments Owned and Pledged as Collateral, Amount Eligible to be Repledged by Counterparty	10	6
Pledged interest-bearing deposits		4
Pledged assets permitted to be sold or repledged	86	50
Market value of securities received as collateral that have been sold or repledged	49	20
Cash segregated under federal or other regulations	2	3
Securities segregated under federal or other regulations	$ 1	$ 2